Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000145004
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class A
Trading Symbol	MMEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$169	1.59%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. would reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, microcap value stocks underperformed microcap growth stocks.

Top contributors to performance:

  From a benchmark perspective, information technology, consumer staples, and financials were the top performing sectors.

  Security selection in the health care, financials, and consumer discretionary sectors were the largest positive contributors to the Fund’s relative performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocation to the information technology sector.

Top detractors from performance:

  From a benchmark perspective, the materials, health care, and consumer discretionary sectors were the largest detractors from relative performance.

  The information technology sector was the largest detractor from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the benchmark and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Discovery Fund Class A @ NAV - $20,297	Victory Integrity Discovery Fund Class A @ MOP - $19,128	S&P 500® Index (regulatory broad based index) - $35,936	Russell Microcap® Value Index - $19,827
6/15	$10,000	$9,424	$10,000	$10,000
6/16	$9,266	$8,732	$10,399	$9,283
6/17	$12,079	$11,383	$12,260	$12,185
6/18	$13,983	$13,178	$14,023	$14,706
6/19	$12,303	$11,594	$15,483	$13,101
6/20	$9,378	$8,838	$16,645	$11,145
6/21	$17,772	$16,749	$23,436	$20,464
6/22	$15,058	$14,191	$20,948	$16,332
6/23	$15,978	$15,058	$25,053	$16,799
6/24	$18,124	$17,080	$31,204	$18,136
6/25	$20,297	$19,128	$35,936	$19,827

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	11.99%	16.70%Footnote Reference	7.34%
Class A @ MOP	5.55%	15.32%	6.70%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Microcap® Value Index	9.32%	12.21%	7.08%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 58,122,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 641,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$58,122
Number of Holdings	122
Investment Advisory Fees	$641
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.4%
Real Estate	4.5%
Energy	5.0%
Health Care	5.0%
Materials	5.3%
Consumer Discretionary	12.4%
Information Technology	12.6%
Industrials	18.5%
FinancialsFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

nLight, Inc.	1.3%
Digi International, Inc.	1.2%
Interface, Inc.	1.2%
Ducommun, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Artivion, Inc.	1.2%
First Mid Bancshares, Inc.	1.2%
Peoples Bancorp, Inc.	1.2%
Great Lakes Dredge & Dock Corp.	1.1%
ConnectOne Bancorp, Inc.	1.1%

Material Fund Change [Text Block]

C000145005
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class C
Trading Symbol	MMECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$258	2.45%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. would reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, microcap value stocks underperformed microcap growth stocks.

Top contributors to performance:

  From a benchmark perspective, information technology, consumer staples, and financials were the top performing sectors.

  Security selection in the health care, financials, and consumer discretionary sectors were the largest positive contributors to the Fund’s relative performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocation to the information technology sector.

Top detractors from performance:

  From a benchmark perspective, the materials, health care, and consumer discretionary sectors were the largest detractors from relative performance.

  The information technology sector was the largest detractor from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the benchmark and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Discovery Fund Class C @ NAV - $19,008	Victory Integrity Discovery Fund Class C @ CDSC - $19,008	S&P 500® Index (regulatory broad based index) - $35,936	Russell Microcap® Value Index - $19,827
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,196	$9,196	$10,399	$9,283
6/17	$11,893	$11,893	$12,260	$12,185
6/18	$13,663	$13,663	$14,023	$14,706
6/19	$11,922	$11,922	$15,483	$13,101
6/20	$9,011	$9,011	$16,645	$11,145
6/21	$16,934	$16,934	$23,436	$20,464
6/22	$14,228	$14,228	$20,948	$16,332
6/23	$14,963	$14,963	$25,053	$16,799
6/24	$16,973	$16,973	$31,204	$18,136
6/25	$19,008	$19,008	$35,936	$19,827

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	11.01%	15.71%Footnote Reference	6.63%
Class C @ CDSC	10.05%	15.71%	6.63%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Microcap® Value Index	9.32%	12.21%	7.08%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 58,122,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 641,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$58,122
Number of Holdings	122
Investment Advisory Fees	$641
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.4%
Real Estate	4.5%
Energy	5.0%
Health Care	5.0%
Materials	5.3%
Consumer Discretionary	12.4%
Information Technology	12.6%
Industrials	18.5%
FinancialsFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

nLight, Inc.	1.3%
Digi International, Inc.	1.2%
Interface, Inc.	1.2%
Ducommun, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Artivion, Inc.	1.2%
First Mid Bancshares, Inc.	1.2%
Peoples Bancorp, Inc.	1.2%
Great Lakes Dredge & Dock Corp.	1.1%
ConnectOne Bancorp, Inc.	1.1%

Material Fund Change [Text Block]

C000145007
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class Y
Trading Symbol	MMEYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$150	1.41%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. would reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, microcap value stocks underperformed microcap growth stocks.

Top contributors to performance:

  From a benchmark perspective, information technology, consumer staples, and financials were the top performing sectors.

  Security selection in the health care, financials, and consumer discretionary sectors were the largest positive contributors to the Fund’s relative performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocation to the information technology sector.

Top detractors from performance:

  From a benchmark perspective, the materials, health care, and consumer discretionary sectors were the largest detractors from relative performance.

  The information technology sector was the largest detractor from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the benchmark and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Discovery Fund Class Y - $2,074,189	S&P 500® Index (regulatory broad based index) - $3,593,619	Russell Microcap® Value Index - $1,982,697
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$928,992	$1,039,928	$928,271
6/17	$1,213,433	$1,226,034	$1,218,471
6/18	$1,408,513	$1,402,264	$1,470,620
6/19	$1,242,096	$1,548,344	$1,310,123
6/20	$948,498	$1,664,549	$1,114,500
6/21	$1,803,001	$2,343,588	$2,046,409
6/22	$1,530,551	$2,094,797	$1,633,197
6/23	$1,626,788	$2,505,253	$1,679,921
6/24	$1,849,108	$3,120,445	$1,813,643
6/25	$2,074,189	$3,593,619	$1,982,697

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	12.17%	16.94%Footnote Reference	7.57%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Microcap® Value Index	9.32%	12.21%	7.08%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 58,122,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 641,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$58,122
Number of Holdings	122
Investment Advisory Fees	$641
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.4%
Real Estate	4.5%
Energy	5.0%
Health Care	5.0%
Materials	5.3%
Consumer Discretionary	12.4%
Information Technology	12.6%
Industrials	18.5%
FinancialsFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

nLight, Inc.	1.3%
Digi International, Inc.	1.2%
Interface, Inc.	1.2%
Ducommun, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Artivion, Inc.	1.2%
First Mid Bancshares, Inc.	1.2%
Peoples Bancorp, Inc.	1.2%
Great Lakes Dredge & Dock Corp.	1.1%
ConnectOne Bancorp, Inc.	1.1%

Material Fund Change [Text Block]

C000219865
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Member Class
Trading Symbol	MMMMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$159	1.50%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. would reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, microcap value stocks underperformed microcap growth stocks.

Top contributors to performance:

  From a benchmark perspective, information technology, consumer staples, and financials were the top performing sectors.

  Security selection in the health care, financials, and consumer discretionary sectors were the largest positive contributors to the Fund’s relative performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocation to the information technology sector.

Top detractors from performance:

  From a benchmark perspective, the materials, health care, and consumer discretionary sectors were the largest detractors from relative performance.

  The information technology sector was the largest detractor from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the benchmark and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Discovery Fund Member Class - $19,801	S&P 500® Index (regulatory broad based index) - $20,113	Russell Microcap® Value Index - $16,503
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$17,285	$13,117	$17,034
6/22	$14,663	$11,724	$13,594
6/23	$15,566	$14,021	$13,983
6/24	$17,679	$17,465	$15,096
6/25	$19,801	$20,113	$16,503

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	12.00%	15.80%Footnote Reference
S&P 500® Index	15.16%	16.19%
Russell Microcap® Value Index	9.32%	11.36%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 58,122,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 641,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$58,122
Number of Holdings	122
Investment Advisory Fees	$641
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.4%
Real Estate	4.5%
Energy	5.0%
Health Care	5.0%
Materials	5.3%
Consumer Discretionary	12.4%
Information Technology	12.6%
Industrials	18.5%
FinancialsFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

nLight, Inc.	1.3%
Digi International, Inc.	1.2%
Interface, Inc.	1.2%
Ducommun, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Artivion, Inc.	1.2%
First Mid Bancshares, Inc.	1.2%
Peoples Bancorp, Inc.	1.2%
Great Lakes Dredge & Dock Corp.	1.1%
ConnectOne Bancorp, Inc.	1.1%

Material Fund Change [Text Block]

C000144991
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAIMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Class A @ NAV - $22,782	Victory Integrity Mid-Cap Value Fund Class A @ MOP - $21,469	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Value Index - $22,387
6/15	$10,000	$9,424	$10,000	$10,000
6/16	$10,041	$9,463	$10,399	$10,325
6/17	$11,655	$10,984	$12,260	$11,969
6/18	$12,975	$12,227	$14,023	$12,878
6/19	$13,022	$12,272	$15,483	$13,352
6/20	$11,212	$10,566	$16,645	$11,775
6/21	$17,788	$16,763	$23,436	$18,023
6/22	$16,622	$15,664	$20,948	$16,221
6/23	$18,920	$17,830	$25,053	$17,925
6/24	$21,137	$19,919	$31,204	$20,072
6/25	$22,782	$21,469	$35,936	$22,387

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	7.78%	15.23%Footnote Reference	8.58%
Class A @ MOP	1.60%	13.88%	7.94%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 313,979,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,350,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%

Material Fund Change [Text Block]

C000217047
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	MCIMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Class C @ NAV - $16,127	Victory Integrity Mid-Cap Value Fund Class C @ CDSC - $16,127	S&P 500® Index (regulatory broad based index) - $22,122	Russell Midcap® Value Index - $16,256
11/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/20	$8,245	$8,245	$10,247	$8,550
6/21	$12,979	$12,979	$14,427	$13,088
6/22	$12,036	$12,036	$12,896	$11,779
6/23	$13,599	$13,599	$15,422	$13,016
6/24	$15,081	$15,081	$19,209	$14,575
6/25	$16,127	$16,127	$22,122	$16,256

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class C @ NAV	6.94%	14.36%	8.81%
Class C @ CDSC	6.02%	14.36%	8.81%
S&P 500® Index	15.16%	16.64%	15.05%
Russell Midcap® Value Index	11.53%	13.71%	8.96%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 313,979,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,350,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%

Material Fund Change [Text Block]

C000164741
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MRIMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Class R6 - $25,697	S&P 500® Index (regulatory broad based index) - $36,304	Russell Midcap® Value Index - $24,136
12/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$10,950	$10,506	$11,131
6/17	$12,749	$12,386	$12,904
6/18	$14,238	$14,166	$13,884
6/19	$14,341	$15,642	$14,395
6/20	$12,401	$16,816	$12,695
6/21	$19,748	$23,676	$19,431
6/22	$18,523	$21,162	$17,488
6/23	$21,170	$25,309	$19,325
6/24	$23,754	$31,524	$21,640
6/25	$25,697	$36,304	$24,136

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	8.18%	15.69%Footnote Reference	10.39%
S&P 500® Index	15.16%	16.64%	14.46%
Russell Midcap® Value Index	11.53%	13.71%	9.67%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 313,979,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,350,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%

Material Fund Change [Text Block]

C000144992
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYIMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Class Y - $2,336,709	S&P 500® Index (regulatory broad based index) - $3,593,619	Russell Midcap® Value Index - $2,238,704
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$1,007,255	$1,039,928	$1,032,458
6/17	$1,172,760	$1,226,034	$1,196,883
6/18	$1,308,586	$1,402,264	$1,287,789
6/19	$1,316,157	$1,548,344	$1,335,196
6/20	$1,136,243	$1,664,549	$1,177,484
6/21	$1,806,996	$2,343,588	$1,802,305
6/22	$1,692,215	$2,094,797	$1,622,130
6/23	$1,931,477	$2,505,253	$1,792,497
6/24	$2,162,961	$3,120,445	$2,007,194
6/25	$2,336,709	$3,593,619	$2,238,704

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	8.03%	15.51%Footnote Reference	8.86%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 313,979,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,350,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%

Material Fund Change [Text Block]

C000219863
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMIJX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Member Class - $18,476	S&P 500® Index (regulatory broad based index) - $20,113	Russell Midcap® Value Index - $17,302
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$14,346	$13,117	$13,929
6/22	$13,420	$11,724	$12,537
6/23	$15,301	$14,021	$13,853
6/24	$17,124	$17,465	$15,513
6/25	$18,476	$20,113	$17,302

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	7.89%	14.09%
S&P 500® Index	15.16%	16.19%
Russell Midcap® Value Index	11.53%	12.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 313,979,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,350,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%

Material Fund Change [Text Block]

C000144977
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class A
Trading Symbol	VSCVX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$141	1.43%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class A @ NAV - $17,778	Victory Integrity Small-Cap Value Fund Class A @ MOP - $16,757	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$9,426	$10,000	$10,000
6/16	$9,313	$8,778	$10,214	$9,742
6/17	$11,429	$10,773	$12,104	$12,163
6/18	$12,864	$12,125	$13,893	$13,757
6/19	$11,943	$11,257	$15,141	$12,899
6/20	$9,038	$8,519	$16,130	$10,645
6/21	$16,305	$15,368	$23,253	$18,445
6/22	$14,326	$13,504	$20,029	$15,442
6/23	$16,652	$15,695	$23,825	$16,370
6/24	$18,387	$17,331	$29,335	$18,153
6/25	$17,778	$16,757	$33,822	$19,158

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	-3.31%	14.49%	5.92%
Class A @ MOP	-8.88%	13.14%	5.30%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,010,876,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 9,956,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%

Material Fund Change [Text Block]

C000144978
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class C
Trading Symbol	MCVSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$230	2.35%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class C @ NAV - $16,757	Victory Integrity Small-Cap Value Fund Class C @ CDSC - $16,757	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,244	$9,244	$10,214	$9,742
6/17	$11,271	$11,271	$12,104	$12,163
6/18	$12,608	$12,608	$13,893	$13,757
6/19	$11,627	$11,627	$15,141	$12,899
6/20	$8,730	$8,730	$16,130	$10,645
6/21	$15,615	$15,615	$23,253	$18,445
6/22	$13,621	$13,621	$20,029	$15,442
6/23	$15,696	$15,696	$23,825	$16,370
6/24	$17,331	$17,331	$29,335	$18,153
6/25	$16,757	$16,757	$33,822	$19,158

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	-4.24%	13.50%	5.30%
Class C @ CDSC	-5.01%	13.50%	5.30%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,010,876,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 9,956,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%

Material Fund Change [Text Block]

C000144979
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R
Trading Symbol	MRVSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$172	1.75%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class R - $17,252	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$10,000	$10,000
6/16	$9,264	$10,214	$9,742
6/17	$11,340	$12,104	$12,163
6/18	$12,734	$13,893	$13,757
6/19	$11,793	$15,141	$12,899
6/20	$8,899	$16,130	$10,645
6/21	$16,010	$23,253	$18,445
6/22	$14,038	$20,029	$15,442
6/23	$16,265	$23,825	$16,370
6/24	$17,901	$29,335	$18,153
6/25	$17,252	$33,822	$19,158

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	-3.63%	14.16%	5.60%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,010,876,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 9,956,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%

Material Fund Change [Text Block]

C000144980
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	MVSSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$95	0.96%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class R6 - $18,719	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$10,000	$10,000
6/16	$9,359	$10,214	$9,742
6/17	$11,549	$12,104	$12,163
6/18	$13,071	$13,893	$13,757
6/19	$12,199	$15,141	$12,899
6/20	$9,278	$16,130	$10,645
6/21	$16,831	$23,253	$18,445
6/22	$14,874	$20,029	$15,442
6/23	$17,369	$23,825	$16,370
6/24	$19,270	$29,335	$18,153
6/25	$18,719	$33,822	$19,158

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	-2.86%	15.07%Footnote Reference	6.47%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,010,876,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 9,956,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%

Material Fund Change [Text Block]

C000144981
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class Y
Trading Symbol	VSVIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$104	1.06%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class Y - $1,846,551	Russell 3000® Index (regulatory broad based index) - $3,382,207	Russell 2000® Value Index - $1,915,800
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$934,593	$1,021,383	$974,182
6/17	$1,150,836	$1,210,436	$1,216,334
6/18	$1,300,512	$1,389,315	$1,375,664
6/19	$1,211,634	$1,514,111	$1,289,885
6/20	$920,355	$1,612,975	$1,064,452
6/21	$1,667,045	$2,325,337	$1,844,479
6/22	$1,471,631	$2,002,914	$1,544,189
6/23	$1,716,686	$2,382,540	$1,636,957
6/24	$1,902,827	$2,933,505	$1,815,316
6/25	$1,846,551	$3,382,207	$1,915,800

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	-2.96%	14.94%	6.33%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,010,876,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 9,956,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%

Material Fund Change [Text Block]

C000144993
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

  From a benchmark perspective, utilities, financials and communication services were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

  The health care and energy sectors were the largest detractors from relative performance.

  Security selection in consumer discretionary, financials, and industrials sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials sector and overweight allocation to the industrials sector.

  From a style perspective, the Fund’s holdings on average had lower volatility and this was a style headwind.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small/Mid-Cap Value Fund Class A @ NAV - $20,975	Victory Integrity Small/Mid-Cap Value Fund Class A @ MOP - $19,767	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2500™ Value Index - $21,063
6/15	$10,000	$9,424	$10,000	$10,000
6/16	$9,441	$8,897	$10,214	$10,022
6/17	$11,420	$10,763	$12,104	$11,862
6/18	$12,809	$12,071	$13,893	$13,224
6/19	$12,596	$11,871	$15,141	$12,970
6/20	$10,207	$9,619	$16,130	$10,960
6/21	$17,679	$16,661	$23,253	$17,890
6/22	$16,151	$15,221	$20,029	$15,529
6/23	$18,586	$17,516	$23,825	$17,140
6/24	$20,375	$19,202	$29,335	$19,067
6/25	$20,975	$19,767	$33,822	$21,063

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	2.95%	15.49%Footnote Reference	7.69%
Class A @ MOP	-2.97%	14.14%	7.05%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 312,357,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 2,546,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$312,357
Number of Holdings	113
Investment Advisory Fees	$2,546
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.7%
Energy	4.6%
Consumer Staples	4.9%
Materials	7.0%
Health Care	7.1%
Information Technology	8.5%
Real Estate	9.9%
Consumer Discretionary	11.2%
Industrials	19.7%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Gaming and Leisure Properties, Inc.	1.3%
Textron, Inc.	1.3%
Camden Property Trust	1.3%
WP Carey, Inc.	1.3%
Amdocs Ltd.	1.2%
Flex Ltd.	1.2%
First Industrial Realty Trust, Inc.	1.2%
UGI Corp.	1.1%
Pentair PLC	1.1%
Federal Realty Investment Trust	1.1%

Material Fund Change [Text Block]

C000155526
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MIRSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

  From a benchmark perspective, utilities, financials and communication services were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

  The health care and energy sectors were the largest detractors from relative performance.

  Security selection in consumer discretionary, financials, and industrials sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials sector and overweight allocation to the industrials sector.

  From a style perspective, the Fund’s holdings on average had lower volatility and this was a style headwind.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small/Mid-Cap Value Fund Class R6 - $21,627	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2500™ Value Index - $21,063
6/15	$10,000	$10,000	$10,000
6/16	$9,467	$10,214	$10,022
6/17	$11,489	$12,104	$11,862
6/18	$12,929	$13,893	$13,224
6/19	$12,749	$15,141	$12,970
6/20	$10,365	$16,130	$10,960
6/21	$18,002	$23,253	$17,890
6/22	$16,493	$20,029	$15,529
6/23	$19,044	$23,825	$17,140
6/24	$20,944	$29,335	$19,067
6/25	$21,627	$33,822	$21,063

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	3.26%	15.85%Footnote Reference	8.02%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 312,357,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 2,546,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$312,357
Number of Holdings	113
Investment Advisory Fees	$2,546
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.7%
Energy	4.6%
Consumer Staples	4.9%
Materials	7.0%
Health Care	7.1%
Information Technology	8.5%
Real Estate	9.9%
Consumer Discretionary	11.2%
Industrials	19.7%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Gaming and Leisure Properties, Inc.	1.3%
Textron, Inc.	1.3%
Camden Property Trust	1.3%
WP Carey, Inc.	1.3%
Amdocs Ltd.	1.2%
Flex Ltd.	1.2%
First Industrial Realty Trust, Inc.	1.2%
UGI Corp.	1.1%
Pentair PLC	1.1%
Federal Realty Investment Trust	1.1%

Material Fund Change [Text Block]

C000144994
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

  From a benchmark perspective, utilities, financials and communication services were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

  The health care and energy sectors were the largest detractors from relative performance.

  Security selection in consumer discretionary, financials, and industrials sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials sector and overweight allocation to the industrials sector.

  From a style perspective, the Fund’s holdings on average had lower volatility and this was a style headwind.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small/Mid-Cap Value Fund Class Y - $2,151,217	Russell 3000® Index (regulatory broad based index) - $3,382,207	Russell 2500™ Value Index - $2,106,258
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$946,609	$1,021,383	$1,002,150
6/17	$1,147,750	$1,210,436	$1,186,151
6/18	$1,291,378	$1,389,315	$1,322,427
6/19	$1,272,647	$1,514,111	$1,296,982
6/20	$1,034,255	$1,612,975	$1,095,967
6/21	$1,795,530	$2,325,337	$1,788,956
6/22	$1,643,897	$2,002,914	$1,552,932
6/23	$1,897,447	$2,382,540	$1,713,979
6/24	$2,084,871	$2,933,505	$1,906,660
6/25	$2,151,217	$3,382,207	$2,106,258

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	3.18%	15.77%Footnote Reference	7.96%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 312,357,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 2,546,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$312,357
Number of Holdings	113
Investment Advisory Fees	$2,546
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.7%
Energy	4.6%
Consumer Staples	4.9%
Materials	7.0%
Health Care	7.1%
Information Technology	8.5%
Real Estate	9.9%
Consumer Discretionary	11.2%
Industrials	19.7%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Gaming and Leisure Properties, Inc.	1.3%
Textron, Inc.	1.3%
Camden Property Trust	1.3%
WP Carey, Inc.	1.3%
Amdocs Ltd.	1.2%
Flex Ltd.	1.2%
First Industrial Realty Trust, Inc.	1.2%
UGI Corp.	1.1%
Pentair PLC	1.1%
Federal Realty Investment Trust	1.1%

Material Fund Change [Text Block]

C000219864
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMMSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

  From a benchmark perspective, utilities, financials and communication services were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

  The health care and energy sectors were the largest detractors from relative performance.

  Security selection in consumer discretionary, financials, and industrials sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials sector and overweight allocation to the industrials sector.

  From a style perspective, the Fund’s holdings on average had lower volatility and this was a style headwind.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Integrity Small/Mid-Cap Value Fund Member Class - $18,779	Russell 3000® Index (regulatory broad based index) - $19,383	Russell 2500™ Value Index - $17,724
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$15,717	$13,326	$15,054
6/22	$14,373	$11,478	$13,068
6/23	$16,578	$13,654	$14,423
6/24	$18,209	$16,812	$16,045
6/25	$18,779	$19,383	$17,724

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	3.13%	14.49%
Russell 3000® Index	15.30%	15.27%
Russell 2500™ Value Index	10.47%	13.08%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 312,357,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 2,546,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$312,357
Number of Holdings	113
Investment Advisory Fees	$2,546
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.7%
Energy	4.6%
Consumer Staples	4.9%
Materials	7.0%
Health Care	7.1%
Information Technology	8.5%
Real Estate	9.9%
Consumer Discretionary	11.2%
Industrials	19.7%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Gaming and Leisure Properties, Inc.	1.3%
Textron, Inc.	1.3%
Camden Property Trust	1.3%
WP Carey, Inc.	1.3%
Amdocs Ltd.	1.2%
Flex Ltd.	1.2%
First Industrial Realty Trust, Inc.	1.2%
UGI Corp.	1.1%
Pentair PLC	1.1%
Federal Realty Investment Trust	1.1%

Material Fund Change [Text Block]

C000144984
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class A
Trading Symbol	MNNAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

  Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom Inc.

Top detractors from performance:

  Stocks that contributed negatively to the Fund’s performance were NVIDIA Corp. (“NVIDIA”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

  The Fund was underweight NVIDIA compared to the Fund’s benchmark during much of the year while we believe investor excitement and demand for its high-end artificial intelligence chips led the stock to continually surpass market expectations.

  Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Munder Multi-Cap Fund Class A @ NAV - $29,808	Victory Munder Multi-Cap Fund Class A @ MOP - $28,094	Russell 3000® Index (regulatory broad based index) - $33,822	S&P 500® Index - $35,936
6/15	$10,000	$9,425	$10,000	$10,000
6/16	$9,599	$9,047	$10,214	$10,399
6/17	$11,269	$10,621	$12,104	$12,260
6/18	$12,775	$12,041	$13,893	$14,023
6/19	$13,141	$12,385	$15,141	$15,483
6/20	$13,342	$12,574	$16,130	$16,645
6/21	$18,683	$17,609	$23,253	$23,436
6/22	$17,055	$16,075	$20,029	$20,948
6/23	$20,777	$19,582	$23,825	$25,053
6/24	$25,562	$24,092	$29,335	$31,204
6/25	$29,808	$28,094	$33,822	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	16.61%Footnote Reference	17.44%Footnote Reference	11.54%
Class A @ MOP	9.91%	16.06%	10.88%
Russell 3000® Index	15.30%	15.96%	12.96%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 496,726,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,580,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$496,726
Number of Holdings	75
Investment Advisory Fees	$3,580
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.4%
Materials	2.3%
Energy	2.6%
Consumer Staples	2.8%
Industrials	8.0%
Communication Services	11.0%
Consumer Discretionary	12.3%
Health Care	12.9%
Financials	14.2%
Information TechnologyFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Microsoft Corp.	6.6%
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	2.3%
Eli Lilly & Co.	2.0%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000144985
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class C
Trading Symbol	MNNCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$233	2.16%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

  Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom Inc.

Top detractors from performance:

  Stocks that contributed negatively to the Fund’s performance were NVIDIA Corp. (“NVIDIA”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

  The Fund was underweight NVIDIA compared to the Fund’s benchmark during much of the year while we believe investor excitement and demand for its high-end artificial intelligence chips led the stock to continually surpass market expectations.

  Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Munder Multi-Cap Fund Class C @ NAV - $27,937	Victory Munder Multi-Cap Fund Class C @ CDSC - $27,937	Russell 3000® Index (regulatory broad based index) - $33,822	S&P 500® Index - $35,936
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,518	$9,518	$10,214	$10,399
6/17	$11,084	$11,084	$12,104	$12,260
6/18	$12,468	$12,468	$13,893	$14,023
6/19	$12,744	$12,744	$15,141	$15,483
6/20	$12,832	$12,832	$16,130	$16,645
6/21	$17,820	$17,820	$23,253	$23,436
6/22	$16,123	$16,123	$20,029	$20,948
6/23	$19,473	$19,473	$23,825	$25,053
6/24	$23,958	$23,958	$29,335	$31,204
6/25	$27,937	$27,937	$33,822	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	15.53%Footnote Reference	16.41%Footnote Reference	10.82%
Class C @ CDSC	14.53%	16.41%	10.82%
Russell 3000® Index	15.30%	15.96%	12.96%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 496,726,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,580,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$496,726
Number of Holdings	75
Investment Advisory Fees	$3,580
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.4%
Materials	2.3%
Energy	2.6%
Consumer Staples	2.8%
Industrials	8.0%
Communication Services	11.0%
Consumer Discretionary	12.3%
Health Care	12.9%
Financials	14.2%
Information TechnologyFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Microsoft Corp.	6.6%
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	2.3%
Eli Lilly & Co.	2.0%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000144987
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class Y
Trading Symbol	MNNYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

  Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom Inc.

Top detractors from performance:

  Stocks that contributed negatively to the Fund’s performance were NVIDIA Corp. (“NVIDIA”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

  The Fund was underweight NVIDIA compared to the Fund’s benchmark during much of the year while we believe investor excitement and demand for its high-end artificial intelligence chips led the stock to continually surpass market expectations.

  Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Munder Multi-Cap Fund Class Y - $3,087,000	Russell 3000® Index (regulatory broad based index) - $3,382,207	S&P 500® Index - $3,593,619
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$963,935	$1,021,383	$1,039,928
6/17	$1,136,048	$1,210,436	$1,226,034
6/18	$1,292,897	$1,389,315	$1,402,264
6/19	$1,334,361	$1,514,111	$1,548,344
6/20	$1,360,051	$1,612,975	$1,664,549
6/21	$1,911,385	$2,325,337	$2,343,588
6/22	$1,750,402	$2,002,914	$2,094,797
6/23	$2,138,980	$2,382,540	$2,505,253
6/24	$2,639,925	$2,933,505	$3,120,445
6/25	$3,087,000	$3,382,207	$3,593,619

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	16.94%Footnote Reference	17.81%Footnote Reference	11.93%
Russell 3000® Index	15.30%	15.96%	12.96%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 496,726,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,580,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$496,726
Number of Holdings	75
Investment Advisory Fees	$3,580
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.4%
Materials	2.3%
Energy	2.6%
Consumer Staples	2.8%
Industrials	8.0%
Communication Services	11.0%
Consumer Discretionary	12.3%
Health Care	12.9%
Financials	14.2%
Information TechnologyFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Microsoft Corp.	6.6%
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	2.3%
Eli Lilly & Co.	2.0%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000144988
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class A
Trading Symbol	MUXAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

  During the reporting period, nine of the 11 sectors delivered positive absolute returns.

  The information technology sector was the best performing sector.

Top detractors from performance:

  The energy sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory S&P 500 Index Fund Class A @ NAV - $34,066	Victory S&P 500 Index Fund Class A @ MOP - $33,303	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$9,776	$10,000
6/16	$10,349	$10,117	$10,399
6/17	$12,124	$11,852	$12,260
6/18	$13,789	$13,480	$14,023
6/19	$15,140	$14,800	$15,483
6/20	$16,193	$15,830	$16,645
6/21	$22,670	$22,162	$23,436
6/22	$20,151	$19,700	$20,948
6/23	$23,955	$23,418	$25,053
6/24	$29,674	$29,008	$31,204
6/25	$34,066	$33,303	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	14.80%	16.04%Footnote Reference	13.04%
Class A @ MOP	12.22%	15.51%	12.78%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 266,140,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 511,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$266,140
Number of Holdings	505
Investment Advisory Fees	$511
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.0%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.5%
Industrials	8.5%
Health Care	9.3%
Communication Services	9.8%
Consumer Discretionary	10.3%
Financials	13.9%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]

C000144989
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class R
Trading Symbol	MUXRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

  During the reporting period, nine of the 11 sectors delivered positive absolute returns.

  The information technology sector was the best performing sector.

Top detractors from performance:

  The energy sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory S&P 500 Index Fund Class R - $32,736	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$10,000
6/16	$10,303	$10,399
6/17	$12,012	$12,260
6/18	$13,611	$14,023
6/19	$14,879	$15,483
6/20	$15,856	$16,645
6/21	$22,108	$23,436
6/22	$19,574	$20,948
6/23	$23,175	$25,053
6/24	$28,617	$31,204
6/25	$32,736	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	14.39%	15.60%Footnote Reference	12.59%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 266,140,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 511,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$266,140
Number of Holdings	505
Investment Advisory Fees	$511
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.0%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.5%
Industrials	8.5%
Health Care	9.3%
Communication Services	9.8%
Consumer Discretionary	10.3%
Financials	13.9%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]

C000144990
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	MUXYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

  During the reporting period, nine of the 11 sectors delivered positive absolute returns.

  The information technology sector was the best performing sector.

Top detractors from performance:

  The energy sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory S&P 500 Index Fund Class Y - $3,448,981	S&P 500® Index (regulatory broad based index) - $3,593,619
6/15	$1,000,000	$1,000,000
6/16	$1,037,419	$1,039,928
6/17	$1,217,250	$1,226,034
6/18	$1,387,174	$1,402,264
6/19	$1,524,859	$1,548,344
6/20	$1,632,738	$1,664,549
6/21	$2,288,427	$2,343,588
6/22	$2,035,404	$2,094,797
6/23	$2,421,662	$2,505,253
6/24	$3,002,016	$3,120,445
6/25	$3,448,981	$3,593,619

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	14.89%	16.13%Footnote Reference	13.18%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 266,140,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 511,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$266,140
Number of Holdings	505
Investment Advisory Fees	$511
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.0%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.5%
Industrials	8.5%
Health Care	9.3%
Communication Services	9.8%
Consumer Discretionary	10.3%
Financials	13.9%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]

C000144972
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class A
Trading Symbol	MGOAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$137	1.28%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s best-performing sectors for the year on a relative basis were health care and real estate.

  On an individual stock basis, the Fund’s two best active-contributing stocks over the past year were Amphenol Corp., Class A (“Amphenol”) and CBRE Group, Inc., Class A. (“CBRE”). Amphenol provides electrical and fiber-optic connectors for use in a broad range of end markets. The company’s fastest growing end market by far has been IT datacom. This segment continues to benefit from robust connector demand in AI-related data center applications. CBRE, the provider of commercial real estate services, has seen a significant improvement in transaction volumes and leasing activity over the past year, especially in core office markets like New York City.

Top detractors from performance:

  The Fund’s worst-performing sectors were energy and industrials.

  The Fund’s two worst active-contributing stocks in the last two months were two benchmark names Palantir Technologies, Inc., Class A (“Palantir”) and AppLovin Corp., Class A (“AppLovin”), both of which are in the information technology sector. Palantir provides data analytics software that leverages AI. The company’s offering has gained significant traction in both government and commercial channels. While the Fund has been actively hedging its position over the last year, the Fund has been underweight the position mainly on valuation – Palantir consistently trades at more than 60 times forward revenues. AppLovin provides mobile gaming applications and related advertising platforms. The company’s AI-powered advertising offering has been a significant growth driver. Similar to Palantir, the Fund has been actively hedging its position in AppLovin over the last year, but has been underweight the position due to valuation.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Munder Mid-Cap Core Growth Fund Class A @ NAV - $21,077	Victory Munder Mid-Cap Core Growth Fund Class A @ MOP - $19,866	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Index - $25,678	Russell Midcap® Growth Index - $31,408
6/15	$10,000	$9,425	$10,000	$10,000	$10,000
6/16	$9,206	$8,677	$10,399	$10,056	$9,786
6/17	$10,787	$10,167	$12,260	$11,713	$11,454
6/18	$12,090	$11,395	$14,023	$13,157	$13,576
6/19	$12,596	$11,872	$15,483	$14,187	$15,468
6/20	$12,213	$11,511	$16,645	$13,869	$17,311
6/21	$18,016	$16,981	$23,436	$20,776	$24,888
6/22	$14,982	$14,121	$20,948	$17,182	$17,527
6/23	$16,679	$15,721	$25,053	$19,746	$21,582
6/24	$18,602	$17,533	$31,204	$22,289	$24,830
6/25	$21,077	$19,866	$35,936	$25,678	$31,408

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	13.31%	11.53%	7.74%
Class A @ MOP	6.83%	10.21%	7.11%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 285,661,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,240,000
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$285,661
Number of Holdings	94
Investment Advisory Fees	$2,240
Portfolio Turnover	89%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.2%
Communication Services	3.5%
Consumer Staples	5.1%
Energy	5.1%
Real Estate	6.6%
Health Care	10.0%
Consumer Discretionary	12.2%
Industrials	14.8%
Information Technology	15.9%
Financials	19.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Royal Caribbean Cruises Ltd.	2.2%
Quanta Services, Inc.	2.2%
Jabil, Inc.	1.9%
CBRE Group, Inc., Class A	1.8%
Interactive Brokers Group, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
Federal Signal Corp.	1.7%
Cencora, Inc.	1.7%
HCA Healthcare, Inc.	1.7%
Cheniere Energy, Inc.	1.7%

Material Fund Change [Text Block]

C000144973
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class C
Trading Symbol	MGOTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$225	2.12%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s best-performing sectors for the year on a relative basis were health care and real estate.

  On an individual stock basis, the Fund’s two best active-contributing stocks over the past year were Amphenol Corp., Class A (“Amphenol”) and CBRE Group, Inc., Class A. (“CBRE”). Amphenol provides electrical and fiber-optic connectors for use in a broad range of end markets. The company’s fastest growing end market by far has been IT datacom. This segment continues to benefit from robust connector demand in AI-related data center applications. CBRE, the provider of commercial real estate services, has seen a significant improvement in transaction volumes and leasing activity over the past year, especially in core office markets like New York City.

Top detractors from performance:

  The Fund’s worst-performing sectors were energy and industrials.

  The Fund’s two worst active-contributing stocks in the last two months were two benchmark names Palantir Technologies, Inc., Class A (“Palantir”) and AppLovin Corp., Class A (“AppLovin”), both of which are in the information technology sector. Palantir provides data analytics software that leverages AI. The company’s offering has gained significant traction in both government and commercial channels. While the Fund has been actively hedging its position over the last year, the Fund has been underweight the position mainly on valuation – Palantir consistently trades at more than 60 times forward revenues. AppLovin provides mobile gaming applications and related advertising platforms. The company’s AI-powered advertising offering has been a significant growth driver. Similar to Palantir, the Fund has been actively hedging its position in AppLovin over the last year, but has been underweight the position due to valuation.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Munder Mid-Cap Core Growth Fund Class C @ NAV - $19,856	Victory Munder Mid-Cap Core Growth Fund Class C @ CDSC - $19,856	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Index - $25,678	Russell Midcap® Growth Index - $31,408
6/15	$10,000	$10,000	$10,000	$10,000	$10,000
6/16	$9,142	$9,142	$10,399	$10,056	$9,786
6/17	$10,644	$10,644	$12,260	$11,713	$11,454
6/18	$11,844	$11,844	$14,023	$13,157	$13,576
6/19	$12,259	$12,259	$15,483	$14,187	$15,468
6/20	$11,791	$11,791	$16,645	$13,869	$17,311
6/21	$17,274	$17,274	$23,436	$20,776	$24,888
6/22	$14,246	$14,246	$20,948	$17,182	$17,527
6/23	$15,713	$15,713	$25,053	$19,746	$21,582
6/24	$17,524	$17,524	$31,204	$22,289	$24,830
6/25	$19,856	$19,856	$35,936	$25,678	$31,408

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	12.15%	10.60%	7.10%
Class C @ CDSC	11.24%	10.60%	7.10%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 285,661,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,240,000
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$285,661
Number of Holdings	94
Investment Advisory Fees	$2,240
Portfolio Turnover	89%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.2%
Communication Services	3.5%
Consumer Staples	5.1%
Energy	5.1%
Real Estate	6.6%
Health Care	10.0%
Consumer Discretionary	12.2%
Industrials	14.8%
Information Technology	15.9%
Financials	19.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Royal Caribbean Cruises Ltd.	2.2%
Quanta Services, Inc.	2.2%
Jabil, Inc.	1.9%
CBRE Group, Inc., Class A	1.8%
Interactive Brokers Group, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
Federal Signal Corp.	1.7%
Cencora, Inc.	1.7%
HCA Healthcare, Inc.	1.7%
Cheniere Energy, Inc.	1.7%

Material Fund Change [Text Block]

C000144975
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class R6
Trading Symbol	MGOSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s best-performing sectors for the year on a relative basis were health care and real estate.

  On an individual stock basis, the Fund’s two best active-contributing stocks over the past year were Amphenol Corp., Class A (“Amphenol”) and CBRE Group, Inc., Class A. (“CBRE”). Amphenol provides electrical and fiber-optic connectors for use in a broad range of end markets. The company’s fastest growing end market by far has been IT datacom. This segment continues to benefit from robust connector demand in AI-related data center applications. CBRE, the provider of commercial real estate services, has seen a significant improvement in transaction volumes and leasing activity over the past year, especially in core office markets like New York City.

Top detractors from performance:

  The Fund’s worst-performing sectors were energy and industrials.

  The Fund’s two worst active-contributing stocks in the last two months were two benchmark names Palantir Technologies, Inc., Class A (“Palantir”) and AppLovin Corp., Class A (“AppLovin”), both of which are in the information technology sector. Palantir provides data analytics software that leverages AI. The company’s offering has gained significant traction in both government and commercial channels. While the Fund has been actively hedging its position over the last year, the Fund has been underweight the position mainly on valuation – Palantir consistently trades at more than 60 times forward revenues. AppLovin provides mobile gaming applications and related advertising platforms. The company’s AI-powered advertising offering has been a significant growth driver. Similar to Palantir, the Fund has been actively hedging its position in AppLovin over the last year, but has been underweight the position due to valuation.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Munder Mid-Cap Core Growth Fund Class R6 - $21,955	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Index - $25,678	Russell Midcap® Growth Index - $31,408
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,246	$10,399	$10,056	$9,786
6/17	$10,885	$12,260	$11,713	$11,454
6/18	$12,253	$14,023	$13,157	$13,576
6/19	$12,812	$15,483	$14,187	$15,468
6/20	$12,479	$16,645	$13,869	$17,311
6/21	$18,494	$23,436	$20,776	$24,888
6/22	$15,436	$20,948	$17,182	$17,527
6/23	$17,250	$25,053	$19,746	$21,582
6/24	$19,316	$31,204	$22,289	$24,830
6/25	$21,955	$35,936	$25,678	$31,408

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	13.66%	11.96%	8.18%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 285,661,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,240,000
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$285,661
Number of Holdings	94
Investment Advisory Fees	$2,240
Portfolio Turnover	89%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.2%
Communication Services	3.5%
Consumer Staples	5.1%
Energy	5.1%
Real Estate	6.6%
Health Care	10.0%
Consumer Discretionary	12.2%
Industrials	14.8%
Information Technology	15.9%
Financials	19.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Royal Caribbean Cruises Ltd.	2.2%
Quanta Services, Inc.	2.2%
Jabil, Inc.	1.9%
CBRE Group, Inc., Class A	1.8%
Interactive Brokers Group, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
Federal Signal Corp.	1.7%
Cencora, Inc.	1.7%
HCA Healthcare, Inc.	1.7%
Cheniere Energy, Inc.	1.7%

Material Fund Change [Text Block]

C000144976
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class Y
Trading Symbol	MGOYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s best-performing sectors for the year on a relative basis were health care and real estate.

  On an individual stock basis, the Fund’s two best active-contributing stocks over the past year were Amphenol Corp., Class A (“Amphenol”) and CBRE Group, Inc., Class A. (“CBRE”). Amphenol provides electrical and fiber-optic connectors for use in a broad range of end markets. The company’s fastest growing end market by far has been IT datacom. This segment continues to benefit from robust connector demand in AI-related data center applications. CBRE, the provider of commercial real estate services, has seen a significant improvement in transaction volumes and leasing activity over the past year, especially in core office markets like New York City.

Top detractors from performance:

  The Fund’s worst-performing sectors were energy and industrials.

  The Fund’s two worst active-contributing stocks in the last two months were two benchmark names Palantir Technologies, Inc., Class A (“Palantir”) and AppLovin Corp., Class A (“AppLovin”), both of which are in the information technology sector. Palantir provides data analytics software that leverages AI. The company’s offering has gained significant traction in both government and commercial channels. While the Fund has been actively hedging its position over the last year, the Fund has been underweight the position mainly on valuation – Palantir consistently trades at more than 60 times forward revenues. AppLovin provides mobile gaming applications and related advertising platforms. The company’s AI-powered advertising offering has been a significant growth driver. Similar to Palantir, the Fund has been actively hedging its position in AppLovin over the last year, but has been underweight the position due to valuation.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Munder Mid-Cap Core Growth Fund Class Y - $2,166,651	S&P 500® Index (regulatory broad based index) - $3,593,619	Russell Midcap® Index - $2,567,804	Russell Midcap® Growth Index - $3,140,761
6/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/16	$922,946	$1,039,928	$1,005,579	$978,598
6/17	$1,084,344	$1,226,034	$1,171,337	$1,145,417
6/18	$1,218,642	$1,402,264	$1,315,714	$1,357,568
6/19	$1,273,052	$1,548,344	$1,418,672	$1,546,808
6/20	$1,237,862	$1,664,549	$1,386,895	$1,731,051
6/21	$1,832,007	$2,343,588	$2,077,551	$2,488,756
6/22	$1,527,211	$2,094,797	$1,718,214	$1,752,722
6/23	$1,705,009	$2,505,253	$1,974,648	$2,158,159
6/24	$1,908,172	$3,120,445	$2,228,892	$2,483,009
6/25	$2,166,651	$3,593,619	$2,567,804	$3,140,761

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	13.55%	11.85%	8.04%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 285,661,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,240,000
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$285,661
Number of Holdings	94
Investment Advisory Fees	$2,240
Portfolio Turnover	89%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.2%
Communication Services	3.5%
Consumer Staples	5.1%
Energy	5.1%
Real Estate	6.6%
Health Care	10.0%
Consumer Discretionary	12.2%
Industrials	14.8%
Information Technology	15.9%
Financials	19.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Royal Caribbean Cruises Ltd.	2.2%
Quanta Services, Inc.	2.2%
Jabil, Inc.	1.9%
CBRE Group, Inc., Class A	1.8%
Interactive Brokers Group, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
Federal Signal Corp.	1.7%
Cencora, Inc.	1.7%
HCA Healthcare, Inc.	1.7%
Cheniere Energy, Inc.	1.7%

Material Fund Change [Text Block]

C000144995
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class A
Trading Symbol	MAICX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All six regions posted gains during the period. Ten of 11 sectors were up with industrials as the highest-performing sector. The health care sector trailed the broader MSCI ACWI ex USA Index (the “Index”).

Top contributors to performance:

  Security selection was positive and yielded relative outperformances for the Fund.

  Four out of six regions outperformed the Index, and excess returns were generated in eight out of 11 sectors.

  The industrials sector exhibited outperformance relative to the Index.

  From a style perspective, exposure to value had the biggest impact on relative outperformance, with a moderate contribution from exposure to business momentum.

Top detractors from performance:

  Security selection was weakest in the consumer discretionary and health care sectors.

  Stylistically, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Fund - Core Equity Class A @ NAV - $18,116	Victory Trivalent International Fund - Core Equity Class A @ MOP - $17,069	MSCI ACWI ex USA Index (regulatory broad based index) - $18,115
6/15	$10,000	$9,422	$10,000
6/16	$8,957	$8,439	$8,975
6/17	$10,654	$10,038	$10,811
6/18	$11,479	$10,816	$11,598
6/19	$11,301	$10,648	$11,747
6/20	$10,752	$10,131	$11,183
6/21	$14,009	$13,199	$15,178
6/22	$11,301	$10,647	$12,230
6/23	$13,005	$12,254	$13,785
6/24	$15,069	$14,198	$15,388
6/25	$18,116	$17,069	$18,115

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	20.22%Footnote Reference	11.00%	6.12%
Class A @ MOP	13.31%	9.68%	5.49%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 238,689,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,802,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,689
Number of Holdings	202
Investment Advisory Fees	$1,802
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.6%
Energy	4.7%
Communication Services	5.8%
Materials	5.9%
Consumer Staples	6.6%
Health Care	7.8%
Consumer Discretionary	9.4%
Information Technology	12.8%
Industrials	14.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Novartis AG, Registered Shares	1.6%
Siemens AG, Registered Shares	1.5%
Tencent Holdings Ltd.	1.4%
Alibaba Group Holding Ltd., Class W	1.1%
Banco Santander SA	1.1%
Deutsche Telekom AG	1.1%
NEC Corp.	1.1%
Schneider Electric SE	1.0%
Standard Chartered PLC	1.0%

Material Fund Change [Text Block]

C000144997
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class I
Trading Symbol	MICIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All six regions posted gains during the period. Ten of 11 sectors were up with industrials as the highest-performing sector. The health care sector trailed the broader MSCI ACWI ex USA Index (the “Index”).

Top contributors to performance:

  Security selection was positive and yielded relative outperformances for the Fund.

  Four out of six regions outperformed the Index, and excess returns were generated in eight out of 11 sectors.

  The industrials sector exhibited outperformance relative to the Index.

  From a style perspective, exposure to value had the biggest impact on relative outperformance, with a moderate contribution from exposure to business momentum.

Top detractors from performance:

  Security selection was weakest in the consumer discretionary and health care sectors.

  Stylistically, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Fund - Core Equity Class I - $3,762,101	MSCI ACWI ex USA Index (regulatory broad based index) - $3,622,969
6/15	$2,000,000	$2,000,000
6/16	$1,801,647	$1,795,085
6/17	$2,149,369	$2,162,187
6/18	$2,322,857	$2,319,559
6/19	$2,298,562	$2,349,448
6/20	$2,195,079	$2,236,610
6/21	$2,867,851	$3,035,507
6/22	$2,321,974	$2,446,038
6/23	$2,679,601	$2,757,071
6/24	$3,115,603	$3,077,533
6/25	$3,762,101	$3,622,969

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	20.75%Footnote Reference	11.38%	6.52%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 238,689,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,802,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,689
Number of Holdings	202
Investment Advisory Fees	$1,802
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.6%
Energy	4.7%
Communication Services	5.8%
Materials	5.9%
Consumer Staples	6.6%
Health Care	7.8%
Consumer Discretionary	9.4%
Information Technology	12.8%
Industrials	14.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Novartis AG, Registered Shares	1.6%
Siemens AG, Registered Shares	1.5%
Tencent Holdings Ltd.	1.4%
Alibaba Group Holding Ltd., Class W	1.1%
Banco Santander SA	1.1%
Deutsche Telekom AG	1.1%
NEC Corp.	1.1%
Schneider Electric SE	1.0%
Standard Chartered PLC	1.0%

Material Fund Change [Text Block]

C000155527
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class R6
Trading Symbol	MAIRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All six regions posted gains during the period. Ten of 11 sectors were up with industrials as the highest-performing sector. The health care sector trailed the broader MSCI ACWI ex USA Index (the “Index”).

Top contributors to performance:

  Security selection was positive and yielded relative outperformances for the Fund.

  Four out of six regions outperformed the Index, and excess returns were generated in eight out of 11 sectors.

  The industrials sector exhibited outperformance relative to the Index.

  From a style perspective, exposure to value had the biggest impact on relative outperformance, with a moderate contribution from exposure to business momentum.

Top detractors from performance:

  Security selection was weakest in the consumer discretionary and health care sectors.

  Stylistically, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Fund - Core Equity Class R6 - $18,890	MSCI ACWI ex USA Index (regulatory broad based index) - $18,115
6/15	$10,000	$10,000
6/16	$9,014	$8,975
6/17	$10,761	$10,811
6/18	$11,637	$11,598
6/19	$11,507	$11,747
6/20	$11,008	$11,183
6/21	$14,373	$15,178
6/22	$11,653	$12,230
6/23	$13,459	$13,785
6/24	$15,641	$15,388
6/25	$18,890	$18,115

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	20.77%Footnote Reference	11.41%	6.57%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 238,689,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,802,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,689
Number of Holdings	202
Investment Advisory Fees	$1,802
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.6%
Energy	4.7%
Communication Services	5.8%
Materials	5.9%
Consumer Staples	6.6%
Health Care	7.8%
Consumer Discretionary	9.4%
Information Technology	12.8%
Industrials	14.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Novartis AG, Registered Shares	1.6%
Siemens AG, Registered Shares	1.5%
Tencent Holdings Ltd.	1.4%
Alibaba Group Holding Ltd., Class W	1.1%
Banco Santander SA	1.1%
Deutsche Telekom AG	1.1%
NEC Corp.	1.1%
Schneider Electric SE	1.0%
Standard Chartered PLC	1.0%

Material Fund Change [Text Block]

C000144998
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class Y
Trading Symbol	MICYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All six regions posted gains during the period. Ten of 11 sectors were up with industrials as the highest-performing sector. The health care sector trailed the broader MSCI ACWI ex USA Index (the “Index”).

Top contributors to performance:

  Security selection was positive and yielded relative outperformances for the Fund.

  Four out of six regions outperformed the Index, and excess returns were generated in eight out of 11 sectors.

  The industrials sector exhibited outperformance relative to the Index.

  From a style perspective, exposure to value had the biggest impact on relative outperformance, with a moderate contribution from exposure to business momentum.

Top detractors from performance:

  Security selection was weakest in the consumer discretionary and health care sectors.

  Stylistically, exposure to quality was a minor headwind to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Fund - Core Equity Class Y - $1,858,162	MSCI ACWI ex USA Index (regulatory broad based index) - $1,811,484
6/15	$1,000,000	$1,000,000
6/16	$898,121	$897,543
6/17	$1,071,294	$1,081,093
6/18	$1,157,077	$1,159,779
6/19	$1,141,621	$1,174,724
6/20	$1,089,123	$1,118,305
6/21	$1,422,646	$1,517,753
6/22	$1,151,805	$1,223,019
6/23	$1,327,150	$1,378,536
6/24	$1,541,608	$1,538,766
6/25	$1,858,162	$1,811,484

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	20.53%Footnote Reference	11.28%	6.39%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 238,689,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,802,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,689
Number of Holdings	202
Investment Advisory Fees	$1,802
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.6%
Energy	4.7%
Communication Services	5.8%
Materials	5.9%
Consumer Staples	6.6%
Health Care	7.8%
Consumer Discretionary	9.4%
Information Technology	12.8%
Industrials	14.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Novartis AG, Registered Shares	1.6%
Siemens AG, Registered Shares	1.5%
Tencent Holdings Ltd.	1.4%
Alibaba Group Holding Ltd., Class W	1.1%
Banco Santander SA	1.1%
Deutsche Telekom AG	1.1%
NEC Corp.	1.1%
Schneider Electric SE	1.0%
Standard Chartered PLC	1.0%

Material Fund Change [Text Block]

C000144999
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class A
Trading Symbol	MISAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$153	1.35%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class A @ NAV - $19,592	Victory Trivalent International Small-Cap Fund Class A @ MOP - $18,470	MSCI All Country World Index (regulatory broad based index) - $25,923	S&P Developed Ex-U.S. SmallCap Index - $17,744
6/15	$10,000	$9,428	$10,000	$10,000
6/16	$9,187	$8,661	$9,627	$9,581
6/17	$11,211	$10,569	$11,435	$11,626
6/18	$12,796	$12,064	$12,662	$12,904
6/19	$11,885	$11,205	$13,389	$12,110
6/20	$11,903	$11,222	$13,672	$11,608
6/21	$16,737	$15,779	$19,040	$16,672
6/22	$12,515	$11,799	$16,041	$12,460
6/23	$14,155	$13,345	$18,693	$13,768
6/24	$15,488	$14,602	$22,315	$14,813
6/25	$19,592	$18,470	$25,923	$17,744

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	26.56%Footnote Reference	10.48%	6.96%
Class A @ MOP	19.20%	9.18%	6.33%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 3,803,556,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 32,102,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%

Material Fund Change [Text Block]

C000145000
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class C
Trading Symbol	MCISX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$237	2.10%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class C @ NAV - $18,442	Victory Trivalent International Small-Cap Fund Class C @ CDSC - $18,442	MSCI All Country World Index (regulatory broad based index) - $25,923	S&P Developed Ex-U.S. SmallCap Index - $17,744
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,113	$9,113	$9,627	$9,581
6/17	$11,040	$11,040	$11,435	$11,626
6/18	$12,505	$12,505	$12,662	$12,904
6/19	$11,533	$11,533	$13,389	$12,110
6/20	$11,458	$11,458	$13,672	$11,608
6/21	$15,991	$15,991	$19,040	$16,672
6/22	$11,859	$11,859	$16,041	$12,460
6/23	$13,325	$13,325	$18,693	$13,768
6/24	$14,579	$14,579	$22,315	$14,813
6/25	$18,442	$18,442	$25,923	$17,744

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	25.63%Footnote Reference	9.64%	6.31%
Class C @ CDSC	24.56%	9.64%	6.31%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 3,803,556,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 32,102,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%

Material Fund Change [Text Block]

C000145001
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class I
Trading Symbol	MISIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class I - $4,077,835	MSCI All Country World Index (regulatory broad based index) - $5,184,523	S&P Developed Ex-U.S. SmallCap Index - $3,548,838
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$1,845,183	$1,925,406	$1,916,122
6/17	$2,259,497	$2,287,013	$2,325,264
6/18	$2,589,494	$2,532,390	$2,580,855
6/19	$2,416,167	$2,677,859	$2,421,991
6/20	$2,429,152	$2,734,373	$2,321,685
6/21	$3,429,018	$3,808,038	$3,334,400
6/22	$2,573,301	$3,208,286	$2,491,989
6/23	$2,923,810	$3,738,609	$2,753,545
6/24	$3,210,415	$4,462,961	$2,962,507
6/25	$4,077,835	$5,184,523	$3,548,838

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	27.02%Footnote Reference	10.92%	7.38%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,803,556,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 32,102,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%

Material Fund Change [Text Block]

C000145002
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class R6
Trading Symbol	MSSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$116	1.02%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class R6 - $20,169	MSCI All Country World Index (regulatory broad based index) - $25,923	S&P Developed Ex-U.S. SmallCap Index - $17,744
6/15	$10,000	$10,000	$10,000
6/16	$9,210	$9,627	$9,581
6/17	$11,262	$11,435	$11,626
6/18	$12,894	$12,662	$12,904
6/19	$12,010	$13,389	$12,110
6/20	$12,053	$13,672	$11,608
6/21	$17,011	$19,040	$16,672
6/22	$12,749	$16,041	$12,460
6/23	$14,476	$18,693	$13,768
6/24	$15,889	$22,315	$14,813
6/25	$20,169	$25,923	$17,744

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	26.94%Footnote Reference	10.85%	7.27%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,803,556,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 32,102,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%

Material Fund Change [Text Block]

C000145003
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class Y
Trading Symbol	MYSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class Y - $2,008,738	MSCI All Country World Index (regulatory broad based index) - $2,592,262	S&P Developed Ex-U.S. SmallCap Index - $1,774,419
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$921,255	$962,703	$958,061
6/17	$1,126,450	$1,143,507	$1,162,632
6/18	$1,289,209	$1,266,195	$1,290,428
6/19	$1,200,549	$1,338,930	$1,210,996
6/20	$1,205,463	$1,367,187	$1,160,843
6/21	$1,699,263	$1,904,019	$1,667,200
6/22	$1,273,286	$1,604,143	$1,245,995
6/23	$1,444,322	$1,869,305	$1,376,772
6/24	$1,583,522	$2,231,481	$1,481,254
6/25	$2,008,738	$2,592,262	$1,774,419

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	26.85%Footnote Reference	10.75%	7.22%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,803,556,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 32,102,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%

Material Fund Change [Text Block]

C000144969
Shareholder Report [Line Items]
Fund Name	Victory Core Bond Fund
Class Name	Class A
Trading Symbol	MUCAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Banking, utilities, transportation, and food & beverage were sub-sectors that contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, commercial mortgage-backed securities contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, BBB-rated securities were the largest credit rating factors that benefited performance.

Top detractors from performance:

  The Fund’s underweight allocation to agency mortgage-backed securities was the largest detractor from relative performance during the year.

  Cable & satellite and media & entertainment were sectors that detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Bond Fund Class A @ NAV - $11,459	Victory Core Bond Fund Class A @ MOP - $11,196	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904
6/15	$10,000	$9,770	$10,000
6/16	$10,334	$10,097	$10,600
6/17	$10,435	$10,195	$10,567
6/18	$10,384	$10,146	$10,525
6/19	$10,983	$10,731	$11,353
6/20	$11,815	$11,544	$12,345
6/21	$12,012	$11,737	$12,304
6/22	$10,754	$10,507	$11,038
6/23	$10,611	$10,367	$10,934
6/24	$10,850	$10,601	$11,222
6/25	$11,459	$11,196	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	5.62%	-0.61%	1.37%
Class A @ MOP	3.21%	-1.06%	1.14%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 36,237,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,237
Number of Holdings	318
Investment Advisory Fees	$179
Portfolio Turnover	36%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	25.9%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	8.8%
Collateralized Mortgage Obligations	6.1%
Yankee Dollars	4.2%
OtherFootnote Reference**	0.3%

Material Fund Change [Text Block]

C000144970
Shareholder Report [Line Items]
Fund Name	Victory Core Bond Fund
Class Name	Class C
Trading Symbol	MUCCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Banking, utilities, transportation, and food & beverage were sub-sectors that contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, commercial mortgage-backed securities contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, BBB-rated securities were the largest credit rating factors that benefited performance.

Top detractors from performance:

  The Fund’s underweight allocation to agency mortgage-backed securities was the largest detractor from relative performance during the year.

  Cable & satellite and media & entertainment were sectors that detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Bond Fund Class C @ NAV - $10,793	Victory Core Bond Fund Class C @ CDSC - $10,793	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904
6/15	$10,000	$10,000	$10,000
6/16	$10,256	$10,256	$10,600
6/17	$10,269	$10,269	$10,567
6/18	$10,154	$10,154	$10,525
6/19	$10,666	$10,666	$11,353
6/20	$11,387	$11,387	$12,345
6/21	$11,491	$11,491	$12,304
6/22	$10,201	$10,201	$11,038
6/23	$9,994	$9,994	$10,934
6/24	$10,219	$10,219	$11,222
6/25	$10,793	$10,793	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	4.71%	-1.37%	0.77%
Class C @ CDSC	3.71%	-1.37%	0.77%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 36,237,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,237
Number of Holdings	318
Investment Advisory Fees	$179
Portfolio Turnover	36%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	25.9%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	8.8%
Collateralized Mortgage Obligations	6.1%
Yankee Dollars	4.2%
OtherFootnote Reference**	0.3%

Material Fund Change [Text Block]

C000155525
Shareholder Report [Line Items]
Fund Name	Victory Core Bond Fund
Class Name	Class R6
Trading Symbol	MUCRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Banking, utilities, transportation, and food & beverage were sub-sectors that contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, commercial mortgage-backed securities contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, BBB-rated securities were the largest credit rating factors that benefited performance.

Top detractors from performance:

  The Fund’s underweight allocation to agency mortgage-backed securities was the largest detractor from relative performance during the year.

  Cable & satellite and media & entertainment were sectors that detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Bond Fund Class R6 - $11,782	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904
6/15	$10,000	$10,000
6/16	$10,360	$10,600
6/17	$10,483	$10,567
6/18	$10,471	$10,525
6/19	$11,105	$11,353
6/20	$11,986	$12,345
6/21	$12,218	$12,304
6/22	$10,959	$11,038
6/23	$10,843	$10,934
6/24	$11,129	$11,222
6/25	$11,782	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	5.87%	-0.34%	1.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 36,237,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,237
Number of Holdings	318
Investment Advisory Fees	$179
Portfolio Turnover	36%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	25.9%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	8.8%
Collateralized Mortgage Obligations	6.1%
Yankee Dollars	4.2%
OtherFootnote Reference**	0.3%

Material Fund Change [Text Block]

C000144971
Shareholder Report [Line Items]
Fund Name	Victory Core Bond Fund
Class Name	Class Y
Trading Symbol	MUCYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Banking, utilities, transportation, and food & beverage were sub-sectors that contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, commercial mortgage-backed securities contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, BBB-rated securities were the largest credit rating factors that benefited performance.

Top detractors from performance:

  The Fund’s underweight allocation to agency mortgage-backed securities was the largest detractor from relative performance during the year.

  Cable & satellite and media & entertainment were sectors that detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Core Bond Fund Class Y - $1,175,651	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,190,377
6/15	$1,000,000	$1,000,000
6/16	$1,035,856	$1,060,014
6/17	$1,048,027	$1,056,679
6/18	$1,046,662	$1,052,481
6/19	$1,109,322	$1,135,303
6/20	$1,197,216	$1,234,525
6/21	$1,220,132	$1,230,411
6/22	$1,094,196	$1,103,775
6/23	$1,082,425	$1,093,424
6/24	$1,110,739	$1,122,192
6/25	$1,175,651	$1,190,377

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	5.84%	-0.36%	1.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 36,237,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,237
Number of Holdings	318
Investment Advisory Fees	$179
Portfolio Turnover	36%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	25.9%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	8.8%
Collateralized Mortgage Obligations	6.1%
Yankee Dollars	4.2%
OtherFootnote Reference**	0.3%

Material Fund Change [Text Block]

C000002333
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class A
Trading Symbol	SRVEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class A @ NAV - $30,893	Victory Diversified Stock Fund Class A @ MOP - $29,118	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$9,425	$10,000
6/16	$9,848	$9,282	$10,399
6/17	$11,016	$10,383	$12,260
6/18	$12,564	$11,842	$14,023
6/19	$13,117	$12,363	$15,483
6/20	$13,601	$12,820	$16,645
6/21	$19,161	$18,061	$23,436
6/22	$17,546	$16,538	$20,948
6/23	$21,401	$20,172	$25,053
6/24	$26,464	$24,944	$31,204
6/25	$30,893	$29,118	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	16.73%Footnote Reference	17.83%Footnote Reference	11.94%
Class A @ MOP	10.03%	16.44%	11.28%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 339,653,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,101,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000002336
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class C
Trading Symbol	VDSCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$218	2.02%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class C @ NAV - $28,755	Victory Diversified Stock Fund Class C @ CDSC - $28,755	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$10,000	$10,000
6/16	$9,768	$9,768	$10,399
6/17	$10,831	$10,831	$12,260
6/18	$12,251	$12,251	$14,023
6/19	$12,678	$12,678	$15,483
6/20	$13,023	$13,023	$16,645
6/21	$18,170	$18,170	$23,436
6/22	$16,482	$16,482	$20,948
6/23	$19,921	$19,921	$25,053
6/24	$24,633	$24,633	$31,204
6/25	$28,755	$28,755	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	15.59%Footnote Reference	16.71%Footnote Reference	11.14%
Class C @ CDSC	14.59%	16.71%	11.14%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 339,653,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,101,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000052113
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class I
Trading Symbol	VDSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class I - $6,332,781	S&P 500® Index (regulatory broad based index) - $7,187,237
6/15	$2,000,000	$2,000,000
6/16	$1,975,297	$2,079,856
6/17	$2,214,305	$2,452,067
6/18	$2,532,159	$2,804,528
6/19	$2,650,488	$3,096,689
6/20	$2,755,420	$3,329,098
6/21	$3,891,308	$4,687,176
6/22	$3,572,361	$4,189,593
6/23	$4,368,459	$5,010,506
6/24	$5,412,735	$6,240,890
6/25	$6,332,781	$7,187,237

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	17.00%Footnote Reference	18.11%Footnote Reference	12.22%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 339,653,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,101,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000002337
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R
Trading Symbol	GRINX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$146	1.35%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class R - $30,014	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$10,000
6/16	$9,818	$10,399
6/17	$10,951	$12,260
6/18	$12,453	$14,023
6/19	$12,970	$15,483
6/20	$13,409	$16,645
6/21	$18,833	$23,436
6/22	$17,198	$20,948
6/23	$20,924	$25,053
6/24	$25,789	$31,204
6/25	$30,014	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	16.38%Footnote Reference	17.49%Footnote Reference	11.62%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 339,653,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,101,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000138365
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R6
Trading Symbol	VDSRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class R6 - $31,811	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$10,000
6/16	$9,880	$10,399
6/17	$11,079	$12,260
6/18	$12,677	$14,023
6/19	$13,275	$15,483
6/20	$13,808	$16,645
6/21	$19,510	$23,436
6/22	$17,917	$20,948
6/23	$21,927	$25,053
6/24	$27,174	$31,204
6/25	$31,811	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	17.06%Footnote Reference	18.17%Footnote Reference	12.27%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 339,653,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,101,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000111270
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class Y
Trading Symbol	VDSYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class Y - $3,153,035	S&P 500® Index (regulatory broad based index) - $3,593,619
6/15	$1,000,000	$1,000,000
6/16	$986,651	$1,039,928
6/17	$1,105,938	$1,226,034
6/18	$1,263,355	$1,402,264
6/19	$1,321,847	$1,548,344
6/20	$1,373,879	$1,664,549
6/21	$1,939,739	$2,343,588
6/22	$1,780,732	$2,094,797
6/23	$2,177,066	$2,505,253
6/24	$2,695,856	$3,120,445
6/25	$3,153,035	$3,593,619

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	16.96%Footnote Reference	18.07%Footnote Reference	12.17%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 339,653,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,101,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%

Material Fund Change [Text Block]

C000002344
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class A
Trading Symbol	IPFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Fund for Income Class A @ NAV - $11,233	Victory Fund for Income Class A @ MOP - $10,983	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg 1-5 Year U.S. Government Bond Index - $11,709
6/15	$10,000	$9,778	$10,000	$10,000
6/16	$10,233	$10,006	$10,600	$10,239
6/17	$10,107	$9,882	$10,567	$10,186
6/18	$10,044	$9,820	$10,525	$10,147
6/19	$10,508	$10,274	$11,353	$10,649
6/20	$10,904	$10,661	$12,345	$11,217
6/21	$10,800	$10,560	$12,304	$11,181
6/22	$10,258	$10,030	$11,038	$10,637
6/23	$10,212	$9,985	$10,934	$10,597
6/24	$10,645	$10,409	$11,222	$11,035
6/25	$11,233	$10,983	$11,904	$11,709

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	5.52%	0.60%	1.17%
Class A @ MOP	3.11%	0.13%	0.94%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 336,568,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,654,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%

Material Fund Change [Text Block]

C000002345
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class C
Trading Symbol	VFFCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$175	1.71%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Fund for Income Class C @ NAV - $10,542	Victory Fund for Income Class C @ CDSC - $10,542	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg 1-5 Year U.S. Government Bond Index - $11,709
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$10,148	$10,148	$10,600	$10,239
6/17	$9,953	$9,953	$10,567	$10,186
6/18	$9,803	$9,803	$10,525	$10,147
6/19	$10,180	$10,180	$11,353	$10,649
6/20	$10,473	$10,473	$12,345	$11,217
6/21	$10,290	$10,290	$12,304	$11,181
6/22	$9,691	$9,691	$11,038	$10,637
6/23	$9,583	$9,583	$10,934	$10,597
6/24	$9,990	$9,990	$11,222	$11,035
6/25	$10,542	$10,542	$11,904	$11,709

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	4.65%	-0.18%	0.53%
Class C @ CDSC	3.65%	-0.18%	0.53%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 336,568,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,654,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%

Material Fund Change [Text Block]

C000098399
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class I
Trading Symbol	VFFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Fund for Income Class I - $2,309,661	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,380,754	Bloomberg 1-5 Year U.S. Government Bond Index - $2,341,862
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$2,051,919	$2,120,028	$2,047,747
6/17	$2,034,553	$2,113,357	$2,037,158
6/18	$2,025,039	$2,104,962	$2,029,463
6/19	$2,124,646	$2,270,606	$2,129,789
6/20	$2,210,424	$2,469,049	$2,243,475
6/21	$2,197,528	$2,460,821	$2,236,249
6/22	$2,089,829	$2,207,550	$2,127,365
6/23	$2,088,864	$2,186,848	$2,119,321
6/24	$2,183,287	$2,244,384	$2,207,089
6/25	$2,309,661	$2,380,754	$2,341,862

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	5.79%	0.88%	1.45%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 336,568,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,654,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%

Material Fund Change [Text Block]

C000002346
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R
Trading Symbol	GGIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Fund for Income Class R - $11,231	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg 1-5 Year U.S. Government Bond Index - $11,709
6/15	$10,000	$10,000	$10,000
6/16	$10,221	$10,600	$10,239
6/17	$10,106	$10,567	$10,186
6/18	$10,044	$10,525	$10,147
6/19	$10,508	$11,353	$10,649
6/20	$10,891	$12,345	$11,217
6/21	$10,799	$12,304	$11,181
6/22	$10,257	$11,038	$10,637
6/23	$10,212	$10,934	$10,597
6/24	$10,644	$11,222	$11,035
6/25	$11,231	$11,904	$11,709

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	5.51%	0.62%	1.17%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 336,568,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,654,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%

Material Fund Change [Text Block]

C000155524
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R6
Trading Symbol	VFFRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Fund for Income Class R6 - $11,548	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg 1-5 Year U.S. Government Bond Index - $11,709
6/15	$10,000	$10,000	$10,000
6/16	$10,251	$10,600	$10,239
6/17	$10,162	$10,567	$10,186
6/18	$10,127	$10,525	$10,147
6/19	$10,626	$11,353	$10,649
6/20	$11,045	$12,345	$11,217
6/21	$10,983	$12,304	$11,181
6/22	$10,444	$11,038	$10,637
6/23	$10,426	$10,934	$10,597
6/24	$10,930	$11,222	$11,035
6/25	$11,548	$11,904	$11,709

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	5.65%	0.89%	1.45%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 336,568,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,654,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%

Material Fund Change [Text Block]

C000111273
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class Y
Trading Symbol	VFFYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Fund for Income Class Y - $1,146,138	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,190,377	Bloomberg 1-5 Year U.S. Government Bond Index - $1,170,931
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$1,025,313	$1,060,014	$1,023,873
6/17	$1,014,626	$1,056,679	$1,018,579
6/18	$1,010,315	$1,052,481	$1,014,732
6/19	$1,059,247	$1,135,303	$1,064,894
6/20	$1,101,313	$1,234,525	$1,121,737
6/21	$1,092,958	$1,230,411	$1,118,125
6/22	$1,039,115	$1,103,775	$1,063,682
6/23	$1,036,414	$1,093,424	$1,059,661
6/24	$1,084,119	$1,122,192	$1,103,545
6/25	$1,146,138	$1,190,377	$1,170,931

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	5.72%	0.80%	1.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 336,568,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,654,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%

Material Fund Change [Text Block]

C000219862
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Member Class
Trading Symbol	VFFMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Fund for Income Member Class - $10,406	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,619	Bloomberg 1-5 Year U.S. Government Bond Index - $10,437
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$9,942	$9,942	$9,967
6/22	$9,447	$8,919	$9,481
6/23	$9,420	$8,835	$9,446
6/24	$9,848	$9,068	$9,837
6/25	$10,406	$9,619	$10,437

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	5.66%	0.86%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.83%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.92%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 336,568,000
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 1,654,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%

Material Fund Change [Text Block]

C000002332
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class A
Trading Symbol	SBFCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2025, the Fund is overweight compared to its benchmark in the health care, industrials, and information technology sectors. It is underweight compared to its benchmark in the real estate and utilities sectors. Otherwise, it is approximately equal weighted to other sectors. The Fund is broadly diversified across individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ending June 30, 2025, was led by the financial sector, followed by the utilities and real estate sectors.

  Relative performance was helped by overweight positions in the health care and industrials sectors.

Top detractors from performance:

  Performance in the information technology and materials sectors detracted from returns.

  Relative performance was hurt by underweight positions in the real estate and utilities sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Investment Grade Convertible Fund Class A @ NAV - $19,050	Victory Investment Grade Convertible Fund Class A @ MOP - $18,615	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $22,295	ICE BofAML Investment Grade U.S. Convertible Index - $22,718
6/15	$10,000	$9,772	$10,000	$10,000	$10,000
6/16	$9,925	$9,699	$10,600	$10,183	$10,334
6/17	$11,257	$11,000	$10,567	$11,871	$12,442
6/18	$12,480	$12,195	$10,525	$13,182	$14,289
6/19	$13,433	$13,126	$11,353	$14,697	$15,790
6/20	$13,925	$13,607	$12,345	$14,972	$15,973
6/21	$17,504	$17,104	$12,304	$18,320	$19,284
6/22	$15,943	$15,579	$11,038	$17,740	$18,369
6/23	$16,502	$16,125	$10,934	$18,402	$18,984
6/24	$17,740	$17,334	$11,222	$19,938	$20,503
6/25	$19,050	$18,615	$11,904	$22,295	$22,718

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	7.39%	6.47%	6.66%
Class A @ MOP	5.00%	5.98%	6.41%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	11.83%	8.29%	8.35%
ICE BofAML Investment Grade U.S. Convertible Index	10.80%	7.30%	8.55%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 252,577,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,034,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$252,577
Number of Holdings	55
Investment Advisory Fees	$2,034
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	0.6%
Information Technology	3.7%
Health Care	4.0%
Industrials	8.8%
Consumer Discretionary	9.8%
Real Estate	13.3%
Utilities	21.4%
Financials	36.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Bank of America Corp., Series L, 7.25%	5.5%
Wells Fargo & Co., Series L, 7.50%	5.3%
Uber Technologies, Inc., 0.88%, 12/1/28	5.1%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.7%
Ford Motor Credit Co. LLC, 0.00%, 3/15/26	4.0%
Barclays Bank PLC, 1.00%, 2/16/29	3.9%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.5%
Envista Holdings Corp., 1.75%, 8/15/28	3.3%
American Water Capital Corp., 3.63%, 6/15/26	3.2%
Welltower OP LLC, 2.75%, 5/15/28	3.2%

Material Fund Change [Text Block]

C000052112
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class I
Trading Symbol	VICIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2025, the Fund is overweight compared to its benchmark in the health care, industrials, and information technology sectors. It is underweight compared to its benchmark in the real estate and utilities sectors. Otherwise, it is approximately equal weighted to other sectors. The Fund is broadly diversified across individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ending June 30, 2025, was led by the financial sector, followed by the utilities and real estate sectors.

  Relative performance was helped by overweight positions in the health care and industrials sectors.

Top detractors from performance:

  Performance in the information technology and materials sectors detracted from returns.

  Relative performance was hurt by underweight positions in the real estate and utilities sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Investment Grade Convertible Fund Class I - $3,959,054	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,380,754	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $4,459,070	ICE BofAML Investment Grade U.S. Convertible Index - $4,543,579
6/15	$2,000,000	$2,000,000	$2,000,000	$2,000,000
6/16	$1,991,237	$2,120,028	$2,036,642	$2,066,767
6/17	$2,269,646	$2,113,357	$2,374,220	$2,488,442
6/18	$2,525,374	$2,104,962	$2,636,305	$2,857,706
6/19	$2,730,404	$2,270,606	$2,939,319	$3,158,013
6/20	$2,844,359	$2,469,049	$2,994,413	$3,194,511
6/21	$3,592,005	$2,460,821	$3,663,981	$3,856,830
6/22	$3,283,832	$2,207,550	$3,548,077	$3,673,853
6/23	$3,405,990	$2,186,848	$3,680,353	$3,796,876
6/24	$3,675,758	$2,244,384	$3,987,526	$4,100,540
6/25	$3,959,054	$2,380,754	$4,459,070	$4,543,579

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	7.71%	6.84%	7.07%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	11.83%	8.29%	8.35%
ICE BofAML Investment Grade U.S. Convertible Index	10.80%	7.30%	8.55%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 252,577,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,034,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$252,577
Number of Holdings	55
Investment Advisory Fees	$2,034
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	0.6%
Information Technology	3.7%
Health Care	4.0%
Industrials	8.8%
Consumer Discretionary	9.8%
Real Estate	13.3%
Utilities	21.4%
Financials	36.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Bank of America Corp., Series L, 7.25%	5.5%
Wells Fargo & Co., Series L, 7.50%	5.3%
Uber Technologies, Inc., 0.88%, 12/1/28	5.1%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.7%
Ford Motor Credit Co. LLC, 0.00%, 3/15/26	4.0%
Barclays Bank PLC, 1.00%, 2/16/29	3.9%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.5%
Envista Holdings Corp., 1.75%, 8/15/28	3.3%
American Water Capital Corp., 3.63%, 6/15/26	3.2%
Welltower OP LLC, 2.75%, 5/15/28	3.2%

Material Fund Change [Text Block]

C000219861
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Member Class
Trading Symbol	SBFMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2025, the Fund is overweight compared to its benchmark in the health care, industrials, and information technology sectors. It is underweight compared to its benchmark in the real estate and utilities sectors. Otherwise, it is approximately equal weighted to other sectors. The Fund is broadly diversified across individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ending June 30, 2025, was led by the financial sector, followed by the utilities and real estate sectors.

  Relative performance was helped by overweight positions in the health care and industrials sectors.

Top detractors from performance:

  Performance in the information technology and materials sectors detracted from returns.

  Relative performance was hurt by underweight positions in the real estate and utilities sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Investment Grade Convertible Fund Member Class - $12,991	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,619	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $14,086	ICE BofAML Investment Grade U.S. Convertible Index - $13,300
11/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/21	$11,869	$9,942	$11,574	$11,290
6/22	$10,829	$8,919	$11,208	$10,754
6/23	$11,215	$8,835	$11,626	$11,114
6/24	$12,082	$9,068	$12,596	$12,003
6/25	$12,991	$9,619	$14,086	$13,300

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	7.53%	5.78%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.83%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	11.83%	7.63%
ICE BofAML Investment Grade U.S. Convertible Index	10.80%	6.31%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 252,577,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,034,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$252,577
Number of Holdings	55
Investment Advisory Fees	$2,034
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	0.6%
Information Technology	3.7%
Health Care	4.0%
Industrials	8.8%
Consumer Discretionary	9.8%
Real Estate	13.3%
Utilities	21.4%
Financials	36.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Bank of America Corp., Series L, 7.25%	5.5%
Wells Fargo & Co., Series L, 7.50%	5.3%
Uber Technologies, Inc., 0.88%, 12/1/28	5.1%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.7%
Ford Motor Credit Co. LLC, 0.00%, 3/15/26	4.0%
Barclays Bank PLC, 1.00%, 2/16/29	3.9%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.5%
Envista Holdings Corp., 1.75%, 8/15/28	3.3%
American Water Capital Corp., 3.63%, 6/15/26	3.2%
Welltower OP LLC, 2.75%, 5/15/28	3.2%

Material Fund Change [Text Block]

C000002334
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class A
Trading Symbol	VETAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class A @ NAV - $25,860	Victory Sycamore Established Value Fund Class A @ MOP - $24,376	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Value Index - $22,387
6/15	$10,000	$9,426	$10,000	$10,000
6/16	$10,676	$10,063	$10,399	$10,325
6/17	$12,378	$11,667	$12,260	$11,969
6/18	$13,761	$12,971	$14,023	$12,878
6/19	$14,511	$13,678	$15,483	$13,352
6/20	$13,313	$12,549	$16,645	$11,775
6/21	$20,703	$19,515	$23,436	$18,023
6/22	$19,770	$18,636	$20,948	$16,221
6/23	$22,394	$21,109	$25,053	$17,925
6/24	$24,793	$23,370	$31,204	$20,072
6/25	$25,860	$24,376	$35,936	$22,387

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	4.31%	14.20%	9.97%
Class A @ MOP	-1.69%	12.86%	9.32%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 17,290,915,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 82,496,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

Material Fund Change [Text Block]

C000169232
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class C
Trading Symbol	VEVCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$173	1.70%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class C @ NAV - $25,806	Victory Sycamore Established Value Fund Class C @ CDSC - $25,806	S&P 500® Index (regulatory broad based index) - $37,807	Russell Midcap® Value Index - $24,814
2/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$11,303	$11,303	$10,941	$11,444
6/17	$13,002	$13,002	$12,898	$13,266
6/18	$14,341	$14,341	$14,753	$14,274
6/19	$15,009	$15,009	$16,289	$14,799
6/20	$13,666	$13,666	$17,512	$13,051
6/21	$21,088	$21,088	$24,656	$19,977
6/22	$19,987	$19,987	$22,038	$17,980
6/23	$22,465	$22,465	$26,357	$19,868
6/24	$24,741	$24,741	$32,829	$22,248
6/25	$25,806	$25,806	$37,807	$24,814

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class C @ NAV	3.40%	13.31%	10.69%
Class C @ CDSC	2.46%	13.31%	10.69%
S&P 500® Index	15.16%	16.64%	15.31%
Russell Midcap® Value Index	11.53%	13.71%	10.23%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 17,290,915,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 82,496,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

Material Fund Change [Text Block]

C000052114
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class I
Trading Symbol	VEVIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class I - $5,334,727	S&P 500® Index (regulatory broad based index) - $7,187,237	Russell Midcap® Value Index - $4,477,408
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$2,142,987	$2,079,856	$2,064,917
6/17	$2,490,618	$2,452,067	$2,393,765
6/18	$2,777,083	$2,804,528	$2,575,578
6/19	$2,938,050	$3,096,689	$2,670,393
6/20	$2,703,938	$3,329,098	$2,354,969
6/21	$4,218,241	$4,687,176	$3,604,610
6/22	$4,040,859	$4,189,593	$3,244,260
6/23	$4,592,034	$5,010,506	$3,584,995
6/24	$5,099,867	$6,240,890	$4,014,387
6/25	$5,334,727	$7,187,237	$4,477,408

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	4.61%	14.56%	10.31%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 17,290,915,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 82,496,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

Material Fund Change [Text Block]

C000002335
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R
Trading Symbol	GETGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$111	1.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class R - $25,336	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Value Index - $22,387
6/15	$10,000	$10,000	$10,000
6/16	$10,656	$10,399	$10,325
6/17	$12,327	$12,260	$11,969
6/18	$13,682	$14,023	$12,878
6/19	$14,397	$15,483	$13,352
6/20	$13,183	$16,645	$11,775
6/21	$20,458	$23,436	$18,023
6/22	$19,495	$20,948	$16,221
6/23	$22,034	$25,053	$17,925
6/24	$24,347	$31,204	$20,072
6/25	$25,336	$35,936	$22,387

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	4.06%	13.96%	9.74%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 17,290,915,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 82,496,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

Material Fund Change [Text Block]

C000138366
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R6
Trading Symbol	VEVRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class R6 - $26,784	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Value Index - $22,387
6/15	$10,000	$10,000	$10,000
6/16	$10,714	$10,399	$10,325
6/17	$12,465	$12,260	$11,969
6/18	$13,911	$14,023	$12,878
6/19	$14,717	$15,483	$13,352
6/20	$13,547	$16,645	$11,775
6/21	$21,144	$23,436	$18,023
6/22	$20,264	$20,948	$16,221
6/23	$23,035	$25,053	$17,925
6/24	$25,597	$31,204	$20,072
6/25	$26,784	$35,936	$22,387

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	4.64%	14.61%	10.35%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 17,290,915,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 82,496,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

Material Fund Change [Text Block]

C000111271
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class Y
Trading Symbol	VEVYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class Y - $2,654,263	S&P 500® Index (regulatory broad based index) - $3,593,619	Russell Midcap® Value Index - $2,238,704
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$1,069,656	$1,039,928	$1,032,458
6/17	$1,243,340	$1,226,034	$1,196,883
6/18	$1,386,503	$1,402,264	$1,287,789
6/19	$1,466,550	$1,548,344	$1,335,196
6/20	$1,349,192	$1,664,549	$1,177,484
6/21	$2,104,541	$2,343,588	$1,802,305
6/22	$2,015,229	$2,094,797	$1,622,130
6/23	$2,288,174	$2,505,253	$1,792,497
6/24	$2,539,244	$3,120,445	$2,007,194
6/25	$2,654,263	$3,593,619	$2,238,704

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	4.53%	14.49%	10.25%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 17,290,915,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 82,496,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

Material Fund Change [Text Block]

C000002356
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class A
Trading Symbol	SSGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$124	1.23%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class A @ NAV - $21,624	Victory Sycamore Small Company Opportunity Fund Class A @ MOP - $20,379	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$9,424	$10,000	$10,000
6/16	$10,185	$9,599	$10,214	$9,742
6/17	$12,670	$11,940	$12,104	$12,163
6/18	$14,472	$13,639	$13,893	$13,757
6/19	$14,904	$14,046	$15,141	$12,899
6/20	$12,927	$12,183	$16,130	$10,645
6/21	$19,968	$18,819	$23,253	$18,445
6/22	$18,150	$17,106	$20,029	$15,442
6/23	$20,343	$19,172	$23,825	$16,370
6/24	$21,343	$20,114	$29,335	$18,153
6/25	$21,624	$20,379	$33,822	$19,158

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	1.32%	10.84%	8.02%
Class A @ MOP	-4.50%	9.53%	7.38%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,605,590,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 48,162,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%

Material Fund Change [Text Block]

C000052116
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class I
Trading Symbol	VSOIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class I - $4,472,639	Russell 3000® Index (regulatory broad based index) - $6,764,414	Russell 2000® Value Index - $3,831,600
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$2,043,133	$2,042,767	$1,948,364
6/17	$2,549,633	$2,420,872	$2,432,668
6/18	$2,921,619	$2,778,631	$2,751,328
6/19	$3,019,218	$3,028,221	$2,579,771
6/20	$2,627,735	$3,225,951	$2,128,905
6/21	$4,072,584	$4,650,674	$3,688,958
6/22	$3,715,051	$4,005,829	$3,088,379
6/23	$4,179,340	$4,765,080	$3,273,914
6/24	$4,400,400	$5,867,009	$3,630,631
6/25	$4,472,639	$6,764,414	$3,831,600

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	1.64%	11.22%	8.38%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,605,590,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 48,162,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%

Material Fund Change [Text Block]

C000002357
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R
Trading Symbol	GOGFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$145	1.44%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class R - $21,198	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$10,000	$10,000
6/16	$10,165	$10,214	$9,742
6/17	$12,618	$12,104	$12,163
6/18	$14,378	$13,893	$13,757
6/19	$14,774	$15,141	$12,899
6/20	$12,793	$16,130	$10,645
6/21	$19,728	$23,253	$18,445
6/22	$17,903	$20,029	$15,442
6/23	$20,031	$23,825	$16,370
6/24	$20,974	$29,335	$18,153
6/25	$21,198	$33,822	$19,158

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	1.06%	10.63%	7.80%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,605,590,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 48,162,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%

Material Fund Change [Text Block]

C000164985
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R6
Trading Symbol	VSORX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class R6 - $23,366	Russell 3000® Index (regulatory broad based index) - $34,768	Russell 2000® Value Index - $21,294
12/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$10,641	$10,499	$10,828
6/17	$13,278	$12,443	$13,519
6/18	$15,219	$14,282	$15,290
6/19	$15,731	$15,564	$14,337
6/20	$13,700	$16,581	$11,831
6/21	$21,242	$23,903	$20,501
6/22	$19,387	$20,589	$17,163
6/23	$21,814	$24,491	$18,194
6/24	$22,979	$30,155	$20,177
6/25	$23,366	$34,768	$21,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	1.69%	11.27%	9.30%
Russell 3000® Index	15.30%	15.96%	13.95%
Russell 2000® Value Index	5.54%	12.47%	8.24%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,605,590,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 48,162,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%

Material Fund Change [Text Block]

C000111275
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class Y
Trading Symbol	VSOYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class Y - $2,207,719	Russell 3000® Index (regulatory broad based index) - $3,382,207	Russell 2000® Value Index - $1,915,800
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$1,019,867	$1,021,383	$974,182
6/17	$1,269,604	$1,210,436	$1,216,334
6/18	$1,451,641	$1,389,315	$1,375,664
6/19	$1,497,960	$1,514,111	$1,289,885
6/20	$1,302,014	$1,612,975	$1,064,452
6/21	$2,015,150	$2,325,337	$1,844,479
6/22	$1,837,650	$2,002,914	$1,544,189
6/23	$2,065,589	$2,382,540	$1,636,957
6/24	$2,173,373	$2,933,505	$1,815,316
6/25	$2,207,719	$3,382,207	$1,915,800

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	1.58%	11.14%	8.24%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,605,590,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 48,162,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%

Material Fund Change [Text Block]